JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

June 16, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the
J.P. Morgan Funds listed on Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectus for the Funds dated November 1, 2016, as supplemented May 25, 2017. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated May 25, 2017 for the Funds.

Please contact the undersigned at 614-213-4042 if you have any questions concerning this filing.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Exhibit A

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartRetirement Blend 2060 Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase